Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 24, 2021 $ / shares shares	May 23, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Deemed dividend - Earnout Shares | $			$ 253,130
Earnout shares for common stockholders			22,209,280
Earnout cash for common stockholders | $			$ 88,800
Aggregate purchase price | $			$ 9,624	$ 2,579
Substitute Warrants
Business Acquisition [Line Items]
Contingent Consideration (in shares)			1,920,492
Substitute Options
Business Acquisition [Line Items]
Contingent Consideration (in shares)			935,608
Merger agreement
Business Acquisition [Line Items]
Contingent Consideration (in shares)			25,000,000
Contingent Consideration | $			$ 100,000
Number of business days for issue of Earnout shares			5 days
Stock Issued During Period, Shares, New Issues			3,729,730
Merger agreement | Subscription agreements
Business Acquisition [Line Items]
Issue price (in dollars per share) | $ / shares			$ 10.00
Stock Issued During Period, Shares, New Issues			1,000,000
Aggregate purchase price | $			$ 10,000
Merger agreement | Stockholders of NeuroRx
Business Acquisition [Line Items]
Consideration (in shares)	50,000,000
Issue price (in dollars per share) | $ / shares	$ 0.001
Exchange Ratio	3.16	4.96